LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Associated Lease Liabilities

The carrying amounts of the Group’s right-of-use assets with lease periods of two to three years and the movements during the year are as follows:

	Buildings	Total	Total
	CNY	CNY	US$

As of January 1, 2019	1,803	1,803	259
Depreciation charge	(1,187)	(1,187)	(171)

As of December 31, 2019	616	616	88

Schedule of Lease Liabilities

Lease liabilities

	2019	2019
	Lease liabilities	Lease liabilities
	CNY	US$

Carrying amount at January 1, 2019	1,803	259
Accretion of interest recognized during the year	60	9
Payments	(1,060)	(153)

Carrying amount at December 31, 2019	803	115
Analyzed into:
Current portion	803	115
Non-current portion	—	—

Schedule of Maturity Analysis of Operating Lease Payments

The amounts recognized in profit or loss in relation to leases are as follows:

	2019	2019
	CNY	US$
Interest on lease liabilities	60	9
Depreciation charge of right-of-use assets (Note 11)	1,187	171
Expense relating to short-term leases (included in selling and distribution expenses and administrative expenses) (Note 11)	46	7
Total amount recognized in profit or loss	1,293	187